Business Combinations (Details) - Schedule of purchase price as of the date of acquisition - Aug. 31, 2020 - Ruiyipeiyou [Member] ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Business Acquisition [Line Items]
Intangible assets	[1]	¥ 17,000	$ 2,631
Net tangible assets	[2]	(5,526)	(855)
Deferred tax liabilities, net		(4,250)	(658)
Goodwill		124,066	19,204
Total fair value of purchase price allocation		131,290	20,322
Consideration		¥ 131,290	$ 20,322

[1]	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.
[2]	Net tangible assets acquired primarily included prepayments from customers of RMB5,526 (US$855) as of the date of acquisition.